Loss Before Income Tax - Schedule of Other Gains and Losses (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit Loss [Abstract]
Net foreign exchange (losses) gains	$ 303,350	$ (110,880)
(Loss) Gain on disposal of property, plant and equipment	359	(70,490)
Net loss on fair value changes of financial assets at fair value through profit or loss	(9,254)
Loss on lease modification		(64,287)
Others	96,980	8,313
Other gains and losses	$ 391,435	$ (237,344)